Investment Risks - Commodity Return Strategy Portfolio	Apr. 16, 2025
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Simply defined, risk is the possibility that you will lose money or not make money.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Commodity exposure risks [Member]
Prospectus [Line Items]
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Commodity exposure risks: The portfolio's and the Subsidiary's investments in commodity-linked derivative instruments may subject the portfolio to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, and political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the portfolio's net asset value), and there can be no assurance that the portfolio's use of leverage will be successful.

Correlation risk [Member]
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Correlation risk: Changes in the value of a hedging instrument may not match those of the investment being hedged. In addition, certain of the portfolio's commodity-linked derivative investments may result in the portfolio's performance diverging from the BCOM Index, perhaps materially. For example, a structured note can be structured to limit the loss or the gain on the investment, which would result in the portfolio not participating in declines or increases in the BCOM Index that exceed the limits.

Credit Risk [Member]
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Credit risk: The issuer of a debt instrument or the counterparty to a contract, including derivatives contracts, may default or otherwise become unable to honor a financial obligation. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness also may affect the value of the portfolio's investment in that issuer.

Derivatives risk [Member]
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Derivatives risk: Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The portfolio also may use derivatives for leverage. The portfolio's use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as commodity exposure risks, correlation risk, credit risk, illiquidity risk, interest rate risk, leveraging risk, market risk and regulatory risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Exposure risk [Member]
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Exposure risk: The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the portfolio could gain or lose on an investment.

•  Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

•  Speculative To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from commodity-linked notes or swap agreements, from writing uncovered call options and from speculative short sales are unlimited.

Fixed income risk [Member]
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Fixed income risk: The market value of fixed income investments will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk.

Focus risk [Member]
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Focus risk: The portfolio will be exposed to the performance of commodities in the BCOM Index, which may from time to time have a small number of commodity sectors (e.g., energy, metals or agricultural) representing a large portion of the index. As a result, the portfolio may be subject to greater volatility than if the index were more broadly diversified among commodity sectors. If the portfolio is exposed to a significant extent to a particular commodity or subset of commodities, the portfolio will be more exposed to the specific risks relating to such commodity or commodities and will be subject to greater volatility than if it were more broadly diversified among commodity sectors.

Futures contracts risk [Member]
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Futures contracts risk: The risks associated with the portfolio's use of futures contracts and swaps and structured notes that reference the price of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the portfolio has insufficient cash to meet margin requirements, the portfolio may need to sell other investments, including at disadvantageous times.

Illiquidity risk [Member]
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Illiquidity risk: Certain portfolio holdings, such as commodity-linked notes and swaps, may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other holdings instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance. Liquid investments may become illiquid after purchase by the portfolio, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the portfolio.

Interest Rate Risk [Member]
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Interest rate risk: Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income instruments, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the portfolio's performance. Generally, the longer the maturity or duration of a debt instrument, the greater the impact of a change in interest on the instrument's value. In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates.

Leveraging risk [Member]
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Leveraging risk: The portfolio may invest in certain derivatives that provide leveraged exposure. The portfolio's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may cause the portfolio to lose more than the amount it invested in those instruments. The net asset value of the portfolio when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the portfolio to pay interest.

Market risk [Member]
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Market risk: The market value of a security may fluctuate, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, natural disasters, recessions, or other events could have a significant impact on the portfolio and its investments. These fluctuations, which are often referred to as "volatility," may cause an instrument to be worth less than it was worth at an earlier time.

Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments—including stocks, bonds and commodities, and the mutual funds that invest in them.

Bonds and other fixed income securities generally involve less market risk than stocks and commodities. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

Portfolio turnover risk [Member]
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Portfolio turnover risk: The portfolio expects to engage in frequent trading of derivatives. Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the portfolio's performance.

Structured note risk [Member]
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Structured note risk: The value of a structured note will be influenced by time to maturity, level of supply and demand for the type of note, interest rate and market volatility, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the reference asset. In addition, there may be a lag between a change in the value of the underlying reference asset and the value of the structured note.

Subsidiary risk [Member]
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Subsidiary risk: By investing in the Subsidiary, the portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the portfolio and are subject to the same risks that apply to similar investments if held directly by the portfolio. These risks are described elsewhere in this Prospectus.

The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the portfolio wholly owns and controls the Subsidiary, and the portfolio and the Subsidiary are both managed by UBS AM (Americas), making it unlikely that the Subsidiary will take action contrary to the interests of the portfolio and its shareholders. The Board of Trustees has oversight responsibility for the investment activities of the portfolio, including its investment in the Subsidiary, and the portfolio's role as sole shareholder of the Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the portfolio.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the portfolio and/or the Subsidiary to continue to operate as it does currently and could adversely affect the portfolio.

Swap agreements risk [Member]
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Swap agreements risk: Swap agreements involve the risk that the party with whom the portfolio has entered into the swap will default on its obligation to pay the portfolio and the risk that the portfolio will not be able to meet its obligations to pay the other party to the agreement.

Tax risk [Member]
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Tax risk: In order to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), the portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked swaps would not be qualifying income for purposes of the source of income requirement. As a result, the income the portfolio derives directly from such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of its gross income. The portfolio seeks to gain exposure to the commodity markets indirectly through its investments in the Subsidiary, which invests in commodity-linked swaps, commodity futures and other derivatives, and directly through investments in commodity-linked notes. If the portfolio fails to qualify as a RIC, the portfolio will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders).

When distributed, that income also would be taxable to shareholders as an ordinary dividend to the extent attributable to the portfolio's current or accumulated earnings and profits. If the portfolio were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the portfolio would be subject to diminished returns. The portfolio anticipates treating income and gain from the Subsidiary and from commodity-linked notes as qualifying income.

U.S. government securities risk [Member]
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Risk [Text Block]

U.S. government securities risk: Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.